GODFREY & KAHN, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone No.:  (414) 273-3500
Fax No.:  (414) 273-5198

October 31, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:

Frontegra Funds, Inc.
(Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

On behalf of Frontegra Funds, Inc. (the “Company”), in lieu of filing the form of Prospectuses and the Statement of Additional Information for the Frontegra Total Return Bond Fund, Frontegra Investment Grade Bond Fund, Frontegra IronBridge Small Cap Fund, Frontegra IronBridge SMID Fund and Frontegra New Star International Equity Fund, each a series of the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectuses and the Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e., Post-Effective Amendment No. 24 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 24 was filed electronically via EDGAR on October 28, 2005.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Edward Paz

Edward Paz

cc:	Thomas J. Holmberg, Jr.
Josie Hollmann
Ellen Drought